NET (LOSS) INCOME PER SHARE	12 Months Ended
Sep. 30, 2012
NET (LOSS) INCOME PER SHARE [Abstract]
NET (LOSS) INCOME PER SHARE
22.	NET (LOSS) INCOME PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Numerator:
Income (loss) from continuing operations	155	(502)	7,973
Income (loss) from discontinued operations, net of tax	(2,053)	(3,300)	236
Net (loss) income	(1,898)	(3,802)	8,209
- allocated to ordinary Share - basic	(1,898)	(3,800)	8,209
- allocated to nonvested restricted share - basic	-	(2)	-

Denominator:
Weighted average number of ordinary shares outstanding	138,232,493	133,489,261	133,996,737
Weighted average number of nonvested restricted share	-	82,466	-
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	-	-	366,371

Weighted average ordinary shares outstanding used in computing diluted net income per share	138,232,493	133,571,727	134,363,108

Basic net (loss) income per share
Basic from continuing operations	-	-	0.06
Basic from discontinued operations (net of tax)	(0.01)	(0.03)	-
Basic	(0.01)	(0.03)	0.06

Basic net (loss) income per nonvested restricted share
Basic from continuing operations	-	-	-
Basic from discontinued operations (net of tax)	-	(0.03)	-
Basic	-	(0.03)	-

Diluted net (loss) income per share
Diluted from continuing operations	-	-	0.06
Diluted from discontinued operations (net of tax)	(0.01)	(0.03)	-
Diluted	(0.01)	(0.03)	0.06

Basic net (loss) income per share
- allocated to ordinary Share - basic	(0.01)	(0.03)	0.06
- allocated to nonvested restricted share - basic	-	(0.03)	-
Diluted	(0.01)	(0.03)	0.06